Equity Purchase Agreement (Details) - USD ($)	Sep. 30, 2015	Jul. 30, 2014	Apr. 03, 2013	Jul. 11, 2011
Equity Purchase Agreement
On July 11, 2011, Company entered into a 2011 Equity Purchase Agreement (the "2011 Agreement") with Southridge Partners II, LP				$ 5,000,000
Maximum percentage of outstanding common stock allocable to Southridge under 2011 Agreement (in Percent)				9.99%
Under the 2011 Agreement, Southridge paid a percentage of the Market Price, defined as the average of the two lowest closing bid prices on the OTC Bulletin Board (in Percent)				94.00%
Dollar amount of shares registered for sale pursuant to Form S-3 Registration Statement #333-175038				$ 5,000,000
Maximum amount of the Southridge aggregate purchase commitment under the 2011 Agreement as amended remained unchanged			$ 5,000,000
The 2011 Agreement expired on July 11, 2014 and on July 30, 2014, Company entered into a 2014 Equity Purchase Agreement		$ 1,900,000
Maximum percentage of outstanding common stock allocable to Southridge under 2014 Agreement (in Percent)		9.99%
Under the 2014 Agreement, Southridge will pay percentage of the Market Price, defined as the average of the two lowest closing bid prices on the OTC Bulletin Board (in Percent)		94.00%
Under the 2014 Agreement, Company may determine the Investment Amount based on two requirements - first requirement: (a) amount may not be more than the lesser of (in Dollars)		$ 500,000
Under the 2014 Agreement, Company may determine the Investment Amount based on two requirements - second requirement (in Percent)		250.00%
Dollar amount of shares registered for sale pursuant effective Form S-3 Registration Statement #333-193208		$ 1,900,000
Aggregate proceeds from shares sold to Southridge pursuant to the 2011 and 2014 Agreements	$ 4,300,000
Pursuant to the 2014 Agreement, Company has the right to sell to Southridge, subject to certain conditions, shares of Common Stock of the Company for aggregate proceeds (in Dollars)	$ 1,600,000